Related Party Transactions - Balances with Golar Power and Subsidiaries (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Due from (to) related party	$ 4,255	$ 2,000
Golar Power
Related Party Transaction [Line Items]
Due from (to) related party	(13,723)	0
Golar Power | Trading balances due to Golar Power and affiliates
Related Party Transaction [Line Items]
Due from (to) related party	$ (13,723)	$ 0